Mineral Rights - Excelsior Springs (Details Narrative) - USD ($)	Jun. 09, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value	$ 35,000
Stock Issued During Period, Shares, Acquisitions	500,000
Notes Payable		$ 0	$ 106,210
Nubian Resources [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value		$ 5,850,000
Stock Issued During Period, Shares, Acquisitions		45,000,000
Fortunatus And Prout Lode Mining [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value	$ 35,000
Stock Issued During Period, Shares, Acquisitions	500,000
Business Combination, Consideration Transferred	$ 185,000
Payments to Acquire Businesses, Gross	25,000
Business Combination, Consideration Transferred, Other	$ 125,000
Notes Payable			$ 100,000